Finance income (Tables)	12 Months Ended
Dec. 31, 2023
Finance income
Schedule of Finance income

	For the year ended 31 December
	2023	2022	2021
	USD	USD	USD
Dividend income	51,438	141,030	1,273
Interest income	46,115	68,404	125,176
	97,553	209,434	126,449